UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report For the Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    The Royal Bank of Scotland Plc
Address: PO Box 31
         42 St Andrew Square
         Edinburgh  EH2 2YE
         Scotland

13F File Number:  028-05855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     H Campbell Esq
Title:    Head of Group Secretariat
Phone:    (+44) 0131 523 4711
Signature, Place and Date of Signing:

    H Campbell Esq    Edinburgh, Scotland    October 10, 2003


Report Type (check only one.):

[  ]        13F HOLDINGS REPORT.

[ X]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

 13F File Number     Name

 028-05855           The Royal Bank of Scotland Group Plc